Consolidated Statement of Changes in Equity (Parenthetical) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENT OF CHANGES IN EQUITY
Common stock issued under employee plans (in shares)	6,013,875	7,687,026	9,961,389
Purchases of treasury stock under employee plans (in shares)	1,625,820	1,313,569	1,666,069
Sales of treasury stock under employee plans (in shares)	1,155,558	1,264,232	1,849,883
Other treasury shares purchased, not retired (in shares)	30,338,647	71,504,867	73,121,942